Quarterly Holdings Report
for

Fidelity® Municipal Income 2025 Fund

March 31, 2021

M25-QTLY-0521
1.9885833.103

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Alabama - 0.5%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	112,723
Arizona - 2.7%
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	88,962
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$293,782
Series 2017 B, 5% 7/1/25	250,000	296,310

TOTAL ARIZONA		679,054

California - 2.3%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	86,803
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	176,888
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	312,027

TOTAL CALIFORNIA		575,718

Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	191,179
Connecticut - 11.0%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	207,114
Series 2016 D, 5% 8/15/25	330,000	392,684
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	47,005
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	468,955
Series K1, 5% 7/1/25	280,000	316,886
Series K3, 5% 7/1/25	200,000	226,347
Series N, 5% 7/1/25	50,000	57,159
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (a)	935,000	1,081,648

TOTAL CONNECTICUT		2,797,798

District Of Columbia - 1.5%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	87,689
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	295,964

TOTAL DISTRICT OF COLUMBIA		383,653

Florida - 7.5%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	590,363
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	355,672
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	511,239
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	59,399
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	47,244
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	236,756
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	117,467

TOTAL FLORIDA		1,918,140

Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (a)	50,000	58,848
Hawaii - 1.2%
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	250,000	297,120
Illinois - 10.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	115,519
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	292,020
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	167,097
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	236,510
Series 2016, 5% 5/15/25	250,000	292,066
Series 2019, 5% 9/1/25	200,000	233,640
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	219,213
Series 2017 D, 5% 11/1/25	25,000	28,912
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	114,516
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	177,929
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	255,116
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	425,861

TOTAL ILLINOIS		2,558,399

Indiana - 1.7%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	55,000	57,996
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,600
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	354,880

TOTAL INDIANA		442,476

Kentucky - 1.8%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	118,606
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	349,673

TOTAL KENTUCKY		468,279

Louisiana - 0.5%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	115,279
Maine - 3.6%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	265,000	284,668
Series 2017 A, 4% 7/1/25	465,000	520,684
Series 2017 B, 4% 7/1/25	100,000	111,975

TOTAL MAINE		917,327

Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	176,681
Massachusetts - 8.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	288,092
Bonds Series 2017 A2, 5%, tender 1/30/25 (b)	10,000	11,683
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	177,302
Series 2019 K, 5% 7/1/25	50,000	59,101
Series 2019, 5% 7/1/25	170,000	198,919
Series 2020 A, 5% 10/15/25	650,000	782,132
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	292,414
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (a)	300,000	354,604

TOTAL MASSACHUSETTS		2,164,247

Michigan - 3.6%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	339,128
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	176,132
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	117,421
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	281,941

TOTAL MICHIGAN		914,622

Missouri - 4.2%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	437,004
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	292,528
Series 2019 C, 5% 7/1/25	290,000	340,920

TOTAL MISSOURI		1,070,452

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	70,655
New Hampshire - 1.5%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	58,721
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	236,771
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	81,977

TOTAL NEW HAMPSHIRE		377,469

New Jersey - 5.6%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	234,280
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	292,850
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	121,438
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,538
Series 2016 E, 5% 7/1/25	50,000	58,211
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	469,869
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	132,945
Series 2016 A, 5% 6/15/25	40,000	46,958
Series AA, 5% 6/15/25	50,000	58,570

TOTAL NEW JERSEY		1,432,659

New York - 1.8%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,994
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	296,131
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	115,521
Series 2018, 5% 1/1/25	15,000	17,090

TOTAL NEW YORK		463,736

Ohio - 4.5%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	176,329
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	165,597
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	232,603
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	234,934
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	221,789
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	116,731

TOTAL OHIO		1,147,983

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	28,952
Oregon - 2.8%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	213,423
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	492,786

TOTAL OREGON		706,209

Pennsylvania - 11.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	712,323
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	424,894
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	35,103
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	118,743
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	140,761
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	140,921
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	127,955
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	58,848
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	231,719
Series 2015 AQ, 5% 6/15/25	200,000	235,699
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	58,963
Series 2017 B, 5% 7/1/25 (a)	210,000	246,681
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,377
Series 2018 A, 5% 9/1/25	50,000	58,442
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	355,417

TOTAL PENNSYLVANIA		2,969,846

Tennessee - 2.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	293,255
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,667
Series 2017, 5% 4/1/25	265,000	308,197

TOTAL TENNESSEE		619,119

Texas - 0.9%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	234,295
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,240
Vermont - 1.6%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (a)	105,000	121,429
Series 2020 A, 5% 6/15/25 (a)	250,000	289,338

TOTAL VERMONT		410,767

Virginia - 0.6%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	142,470
Washington - 2.1%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	541,377
Wisconsin - 1.4%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	40,000	46,612
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	11,882
Series 2017 A:
5% 4/1/25	155,000	181,464
5% 9/1/25 (Escrowed to Maturity)	100,000	118,526

TOTAL WISCONSIN		358,484

TOTAL MUNICIPAL BONDS
(Cost $24,230,168)		25,381,256
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $24,230,168)		25,381,256
NET OTHER ASSETS (LIABILITIES) - 0.2%		55,069
NET ASSETS - 100%		$25,436,325

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$172
Total	$172

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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